Other Assets (Schedule Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory	$ 315,532
Debt issuance costs	203,965	148,315
Notes receivable	135,154	75,788
Other receivables	75,819	27,223
Investments (Note 11)	115,554	112,380
Derivative assets (Note 12)	24,549	32,673
Lease incentives	116,061
Other tangible fixed assets	21,028	2,427
Straight-line rents, prepaid expenses and other	39,430	6,057
Other assets	$ 1,047,092	$ 404,863